Other liabilities	12 Months Ended
Mar. 31, 2025
Disclosure of Other Liabilities [Abstract]
Other liabilities
19.
Other liabilities

Other liabilities consist of the following:

	As of March 31,
	2025		2024
Current
Accrued expenses	Rs.	25,135	Rs.	24,783
Employee benefits payable		7,352		6,945
Statutory dues payable		4,946		4,168
Deferred revenue (1)		421		374
Advance from customers		1,562		1,061
Others (2)		6,069		5,566
	Rs.	45,485	Rs.	42,897
Non-current
Deferred revenue (1)	Rs.	1,162	Rs.	1,193
Others		2,141		2,776
	Rs.	3,303	Rs.	3,969

(1)	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.

(2)	Includes earn-out consideration payable to Haleon UK Enterprises Limited. Refer to Note 36.B of these consolidated financial statements for further details.

Refer to Note 30 for further details and a breakup of financial and non-financial liabilities.